Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013
Significant Accounting Policies [Abstract]
Write off of doubtful accounts	$ 22	$ 70
Scrap value per light weight ton (LWT)	$0.2
Vessels useful life	25 years
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Deferred charges, net	$ 3,242
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Long-Term Debt, net	2,421
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Current Portion of Long-Term Debt, net	$ 821
Minimum
Interval between vessel drydocking	30
Maximum
Interval between vessel drydocking	60
CMTC
Concentration of Credit Risk [Line Items]
Major customer percentage	29.00%	38.00%	32.00%
Hyundai Merchant Marine Co Ltd ("HMM")
Concentration of Credit Risk [Line Items]
Major customer percentage	21.00%	24.00%	13.00%
A.P. Moler-Maersk A.S. ("Maersk")
Concentration of Credit Risk [Line Items]
Major customer percentage		12.00%	14.00%
British Petroleum Shipping Limited ("BP")
Concentration of Credit Risk [Line Items]
Major customer percentage			17.00%